Shareholder Fees {- Fidelity Global High Income Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Global High Income Fund Retail PRO-10 | Fidelity Global High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none